Agreement with Carmel Advisors (Details) (USD $)	Jan. 31, 2014	Jan. 17, 2014
Agreement with Carmel Advisors
Compensated for the services rendered by the issuance of restricted Shares		$ 2,000,000
Shares of the Company's common stock issued as per agreement	2,000,000	144
Share value of the shares issued to Carmel Advisors LLC	0.09	0.09
The close price on the date of grant and will be amortized over the twelve month period	180,000
Amount amortized per month which will be included in general and administration	15,000
Company recognized in Advertising and Promotion expenses under this Agreement	$ 7,500